SUBSEQUENT EVENTS (Details) - USD ($) $ in Millions	Jan. 28, 2025	Apr. 02, 2024
Segment Discontinued Operations | I-Mab Shanghai | I-Mab Hangzhou
Subsequent Event [Line Items]
Percentage of transfer of outstanding equity interest		100.00%
Subsequent Event
Subsequent Event [Line Items]
Percentage of reduction of workforce	27.00%
Employee severance payments, benefits and termination costs	$ 0.8